INVENTORIES (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw and packaging materials	$ 1,243	$ 1,195
Products in process	475	535
Finished products	2,018	2,050
Materials in transit and payments on account	185	186
Inventories	$ 3,921	$ 3,966